ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED LIABILITIES
Accruals for services	$ 327,994	$ 308,457
Accruals for taxes	215,514	156,451
Accrued payroll and vacation	228,100	90,498
Interest payable on debt	52,076	90,125
Accruals for payments to social funds	13,842	8,339
Total accrued liabilities	$ 837,526	$ 653,870